Investments (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value of Available-for-Sale Securities

At December 31, the amortized cost, gross unrealized gains, gross unrealized losses, and fair values of available-for-sale securities are as shown in the following tables:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	OTTI in accumulated other comprehensive income
2015:
Fixed-maturity securities:
U.S. government	$72,035	1,188	—	73,223	—
States and political subdivisions	11,112	214	282	11,044	—
Foreign government	505	5	—	510	—
Public utilities	36,467	2,989	789	38,667	—
Corporate securities	406,982	18,230	9,697	415,515	—
Mortgage-backed securities	133,853	2,909	1,159	135,603	—

Total	$660,954	25,535	11,927	674,562	—

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	OTTI in accumulated other comprehensive income
2014:
Fixed-maturity securities:
U.S. government	$93,692	1,446	61	95,077	—
States and political subdivisions	11,679	305	42	11,942	—
Foreign government	2,517	30	—	2,547	—
Public utilities	36,746	4,625	43	41,328	—
Corporate securities	328,406	30,664	1,740	357,330	—
Mortgage-backed securities	140,682	6,416	181	146,917	—

Total	$613,722	43,486	2,067	655,141	—

Net Unrealized Gains on Available-for-Sale Securities

The net unrealized gains on available-for-sale securities consist of the following at December 31:

	2015	2014	2013
Available-for-sale:
Fixed-maturity securities	$13,608	41,419	30,576
Adjustments for:
Shadow adjustments	(5,916)	(15,794)	(14,657)
Deferred taxes	(2,692)	(8,969)	(5,572)

Net unrealized gains	$5,000	16,656	10,347

Amortized Cost and Fair Value of Fixed Maturity Securities, by Contractual Maturity

The amortized cost and fair value of available-for-sale fixed-maturity securities at December 31, 2015, by contractual maturity, are shown below:

	Amortized cost	Fair value
Available-for-sale fixed-maturity securities:
Due in one year or less	$26,179	26,635
Due after one year through five years	186,049	194,706
Due after five years through ten years	198,798	201,432
Due after ten years	116,075	116,186
Mortgage-backed securities and collateralized mortgage obligations	133,853	135,603

Total available-for-sale fixed-maturity securities	$660,954	674,562

Proceeds from Sale of Fixed-Maturity Securities

Proceeds from sales of available-for-sale investments for the years ended December 31 are presented in the following table:

	2015	2014	2013
Available-for-sale:
Fixed-maturity securities:
Proceeds from sales	$54,740	22,808	77,960

Unrealized Losses on Available-For-Sale Securities and Related Fair Value

Unrealized losses on available-for-sale securities and the related fair value as of December 31 are shown below:

	12 months or less		Greater than 12 months		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
2015:
Fixed-maturity securities:
States and political subdivisions	$4,206	282	—	—	4,206	282
Public utilities	9,944	621	372	168	10,316	789
Corporate securities	108,083	5,291	12,335	4,406	120,418	9,697
Mortgage-backed securities	52,731	1,036	2,985	123	55,716	1,159

Total temporarily impaired available-for-sale securities	$174,964	7,230	15,692	4,697	190,656	11,927

	12 months or less		Greater than 12 months		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

2014:
Fixed-maturity securities:
U.S. government	$6,476	20	2,075	41	8,551	61
States and political subdivisions	—	—	7,461	42	7,461	42
Public utilities	—	—	500	43	500	43
Corporate securities	14,095	850	22,358	890	36,453	1,740
Mortgage-backed securities	4,495	19	6,970	162	11,465	181

Total temporarily impaired available-for-sale securities	$25,066	889	39,364	1,178	64,430	2,067

Cumulative Credit Impairments on Fixed-maturity Securities

The following table presents a rollforward of the Company’s cumulative credit impairments on fixed-maturity securities held at December 31:

	2015	2014
Balance as of January 1	$—	241
Additions for credit impairments recognized on:
Securities not previously impaired	—	—
Securities that the Company intends to sell or more likely than not be required to sell before recovery (interest)	184	—
Reductions for credit impairments previously on:
Securities that matured or were sold during the period	(184)	(241)

Balance as of December 31	$—	—

Gross and Net Realized Investment Gains (Losses)

Gross and net realized investment gains for the respective years ended December 31 are summarized as follows:

	2015	2014	2013
Fixed-maturity securities:
Gross gains on sales	$895	277	2,324
Gross losses on sales	(133)	(206)	(1,286)
OTTI	(184)	—	(241)
Other	5	6	32

Net realized investment gains	$583	77	829

Interest and Similar Income, Net

Major categories of interest and similar income, net for the respective years ended December 31 are shown below:

	2015	2014	2013
Interest and similar income:
Fixed-maturity securities	$27,699	29,131	29,904
Short-term securities	24	7	13
Policy loans	18	17	21
Other	24	24	4

Total	27,765	29,179	29,942
Less:
Investment expenses	378	320	307

Total interest and similar income, net	$27,387	28,859	29,635